Income Taxes - Components and reconciliation of the income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income taxes
Current income tax expenses or benefits	$ 0	¥ 0	¥ 0	¥ 0
Deferred income tax expenses or benefits	0	0	0	0
Reconciliations of the income tax expenses
Loss before income tax expenses	$ (1,486,020)	¥ (10,217,125)	¥ (525,115)	¥ (291,977)
PRC statutory tax rate (in percent)	25.00%	25.00%	25.00%	25.00%
Income tax benefits at PRC statutory tax rate	$ (371,505)	¥ (2,554,281)	¥ (131,279)	¥ (72,994)
International tax rate differential	258,759	1,779,100	27,074	3,208
Preferential tax rate	28,773	197,828
Non-deductible expenses	5,342	36,726	6,890	7,120
Non-taxable income	(3,050)	(20,973)	(11,962)	(6,055)
Loss not recognized			22,747
Deferred tax items tax rate differential	(4,979)	(34,236)
Additional deduction of research and development expenses	(3,298)	(22,672)
Change in valuation allowance	$ 89,958	¥ 618,508	¥ 86,530	¥ 68,721